Summary of Significant Accounting Principles - Additional Information (Details)		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Feb. 02, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) ITEM Item Segment	Dec. 31, 2024 USD ($) Instrument	Dec. 31, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2025 Instrument	Dec. 31, 2025 Agreement
Basis of Accounting and Principles of Consolidation
Assets owned					$ 15,162,573,000	$ 15,892,000,000
Liabilities owed					6,577,804,000	7,616,375,000
Variable interest entity ownership percentage				95.00%
Variable interest entity intercompany loan to joint venture				$ 170,800,000
Reclassifications
Interest income receivable					23,700,000	27,300,000
Segment Reporting
Number of reportable segments | Segment				1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				Chief Executive Officer [Member]
Investment portfolio
Number of transaction types | Item				3
Revenue Recognition
Straight-line operating lease and interest income receivables					63,100,000	103,300,000
Leases indexed to increases in the CPI, minimum adjustment period				1 year
Leases indexed to increases in the CPI, minimum multiplier increasing rent (in multipliers)				1
Leases indexed to increases in the CPI, maximum multiplier increasing rent (in multipliers)				1.25
Portion of investment portfolio subject to contingent rent based upon tenant sales (as a percent)							3.40%
Contingent rent as a percentage of rental revenue and interest income, historical							1.00%
Impairments
Provisions for impairment		$ 0	$ 17,600,000	$ 25,400,000	23,600,000
Estimate fair value of impaired real estate assets				76,300,000
Write-offs charged against allowance	$ 0		0	$ 2,600,000	0
Reduction of provision for credit losses			(2,100,000)
Loans Receivable
Non accrual status loan receivables					64,700,000	26,900,000
Number of classes in portfolio of loans and financing receivables | ITEM				2
Restricted cash
Restricted cash included in other assets	$ 5,051,000	5,051,000	10,750,000		9,935,000	13,312,000
Restricted Cash and Cash Equivalent, Statement of Financial Position [Extensible Enumeration]				Other assets, net
Derivative Instruments and Hedging Activities
Carrying amount						6,815,870,000
Related Party Transactions
Other income		850,000	4,726,000	$ 10,039,000	21,115,000
Recent Accounting Pronouncements
Accounting Standards Update [Extensible Enumeration]				Accounting Standards Update 2023-09 [Member]
Change in accounting principle, accounting standards update, adopted [true false]				true
Change in accounting principle, accounting standards update, adoption date				Dec. 31, 2025
Change in accounting principle, accounting standards update, immaterial effect [true false]				true
PCSD Ivory Private Limited
Related Party Transactions
Other income			0	$ 700,000	800,000
Related party liability equal fair value of real estate assets				27,000,000
Provision For Impairment
Loans Receivable
Provision for loan losses		$ 0	$ 7,700,000	$ 9,700,000	$ 8,300,000
Loans Receivable
Loans Receivable
Maximum past due period for loans payments causing nonaccrual status				60 days
10 Interest Rate Swap Agreements | Term Loan Matures In September 2030
Derivative Instruments and Hedging Activities
Carrying amount						1,000,000,000
6 Interest Rate Swap Agreements | Designated as Hedging Instrument | Term Loan Matures In September 2028
Derivative Instruments and Hedging Activities
Carrying amount						650,000,000
Interest rate swaps
Derivative Instruments and Hedging Activities
Number of agreements					21			21	5
Current notional amounts						373,600,000
Interest Rate Swap Mature in February 2027, April 2027, May 2027 and May 2029 | 10 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								10
Current notional amounts						1,000,000,000
Interest Rate Swap Mature in February 2027 | 2 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								2
Interest Rate Swap Mature in February 2027 | 3 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								3
Interest Rate Swap Mature in April 2027 | 1 Interest Rate Swap Agreements
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								1
Interest Rate Swap Mature in May 2027 | 2 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								2
Interest Rate Swap Mature in May 2027 | 1 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								1
Interest Rate Swap Mature in May 2027 | 6 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								6
Interest Rate Swap Mature in May 2029 | 1 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								1
Interest Rate Swap Mature In February 2027, May 2027 and July 2028 | 6 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								6
Current notional amounts						650,000,000
Interest Rate Swap Mature In May 2027 And July 2028 | 5 Interest Rate Swap Agreements
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								5
Interest Rate Swap Mature In May 2027 And July 2028 | 5 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Current notional amounts						373,600,000
Interest Rate Swap Mature in July 2028 | 2 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								2
Interest Rate Swap Mature in July 2028 | 3 Interest Rate Swap Agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument								3
Buildings | Maximum
Accounting for Real Estate Investments
Estimated useful life				40 years
Buildings | Minimum
Accounting for Real Estate Investments
Estimated useful life				20 years
Land improvements | Maximum
Accounting for Real Estate Investments
Estimated useful life				15 years
Land improvements | Minimum
Accounting for Real Estate Investments
Estimated useful life				10 years
VIE
Basis of Accounting and Principles of Consolidation
Assets owned					$ 275,700,000	440,800,000
Liabilities owed					1,400,000	1,400,000
Consolidated Special Purpose Entities
Basis of Accounting and Principles of Consolidation
Assets owned					13,200,000,000	13,600,000,000
Liabilities owed					$ 3,100,000,000	$ 3,600,000,000